Non Controlling Interest in Consolidated Subsidiaries - Summary of Non Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	[2]	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of non controlling interest in consolidated subsidiaries [Abstract]
Balance at beginning of the period			$ 6,751	[1]	$ 6,806		$ 18,141
Net income of non-controlling interest			61		529		1,159
Exchange differences on translation of foreign operations			(1,261)		(565)		(1,338)
Re-measurements of the net defined employee benefit liability			0		0		37
Valuation of the effective portion of derivative financial instruments, net of taxes			100		(16)		(41)
Dividends paid			(68)		(3)		0
Accounting standard adoption effects			0		0		(12)
Philippines deconsolidation			0		0		(11,140)
Balance at end of the period	$ 281		$ 5,583		$ 6,751	[1]	$ 6,806

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3